Impairment charges	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Impairment charges
Impairment charges
During the year ended December 31, 2016, the Company revised its business operating plan for servicing upstream oil and gas customers in its USA operating segment. In light of the 2016 prolonged drop in oil prices, and consequential decrease in demand for certain products including high-value specialized blended products used in hydraulic fracking operations, the Company narrowed its product line and service offering by curtailing certain highly specialized products and services that were being produced and sold to oil and gas customers. As a result, the Company ceased operations at three production facilities. The Company determined that these decisions resulted in a triggering event with respect to long lived assets in an asset group, resulting in the assessment of recoverability of these long lived assets. The Company performed step one of the impairment test and determined the carrying amount of the asset group exceeded the sum of the expected undiscounted future cash flows. Thus, the Company proceeded to step two of the impairment test where it was required to determine the fair value of the asset group and recognize an impairment loss if the carrying value exceeded the fair value. As a result of the impairment test, the Company recorded a non-cash, long-lived asset impairment charge of $113.7 million related to intangible assets and $16.5 million related to property, plant and equipment within its consolidated statements of operations. The Company also recorded a non-cash, long-lived asset impairment charge of $0.3 million related to assets held-for-sale.
The fair value of the asset group was determined using an income approach, which was comprised of multiple significant unobservable inputs including: (1) the estimate of future cash flows; (2) the amount of capital expenditures required to maintain the existing cash flows; and (3) a terminal period growth rate equal to the expected rate of inflation. Accordingly, estimated fair value of the asset group is considered to be a Level 3 measurement in the fair value hierarchy.
In addition to the charges discussed above, the Company also impaired $3.4 million of inventory deemed to be unsaleable in connection with the facility closures.